26) Investments in associates and joint ventures (Details Text) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments In Associates And Joint Ventures Details Text [Abstract]
Brazilian company, services provider related to credit and debit cards and other means of payment - The Organization received of dividends and interest on capital of this investment	R$ 20,797	R$ 448,291	R$ 1,204,069
In financial statements, Cielo S.A. - Other comprehensive income	51,779	45,693	6,948
Impairment losses were recognized in associates and joint control companies		727,235	107,000
Brazilian company, holding company that consolidates joint business related to electronic means of payment - The Organization received of dividends from this investment	228,125	72,215	38,278
Financial statements, Elo Participacoes S.A. - Other comprehensive income		22	R$ 44
Fair value of investments in associates for which there are quoted market prices	R$ 5,002,162	R$ 14,815,109